Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 190	Taxes	UNITED STATES		Internal Revenue Service [Member]		Oil and Natural Gas [Member]	Midstream [Member]	Well
#: 2
	106,566	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Offshore-Gulf of Mexico/Louisiana/Oil/Natural Gas/Well [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 3
	22,042	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	Onshore/North Dakota/Oil/Natural Gas/Well [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 4
	3,921	Fees	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Offshore-Gulf of Mexico/Louisiana/Oil/Natural Gas/Well [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 5
	25,792	Bonuses	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Offshore-Gulf of Mexico/Louisiana/Oil/Natural Gas/Well [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 6
	50,373	Taxes	MALAYSIA		Inland Revenue Board of Malaysia [Member]		Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 7
	7,925	Royalties	MALAYSIA	snj:MY-03	Petroliam Nasional Berhad [Member]	Offshore-Gulf of Thailand/Kelantan/Oil/Natural Gas/Well [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 8
	492,521	Prod. Entitlements	MALAYSIA	snj:MY-03	Petroliam Nasional Berhad [Member]	Offshore-Gulf of Thailand/Kelantan/Oil/Natural Gas/Well [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well	Yes	Production entitlements are valued at cost, which is calculated using the total unit production cost for the project, comprised of cash operating costs and depreciation, depletion, and amortization expenses, multiplied by the production entitlement volume.
#: 9
	$ 18,372	Taxes	THAILAND		The Revenue Department [Member]		Oil and Natural Gas [Member]	Exploration and Production [Member]	Well